Statements of Cash Flow - Parent Company Only (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities:
Net income/(loss)	$ 647		$ 189		$ (1,564)
Adjustments to reconcile net income/(loss) to net cash used in by operating activities:
Depreciation, amortization, and accretion	760		803		966
Deferred income tax expense/(benefit)	83		(171)		(894)
Net (gain)/loss on extinguishment of debt	(3)		70		39
Net securities gains	(117)	[1]	(191)	[1]	(98)	[1]
Net gain on sale of assets	(408)		(597)		(772)
Net (increase)/decrease in other assets	(497)		(341)		1,523
Net increase/(decrease) in other liabilities	(102)		372		(461)
Net cash provided by operating activities	4,628		4,218		3,042
Cash Flows from Investing Activities:
Proceeds from maturities, calls, and paydowns of securities available for sale	5,557		5,597		3,407
Net cash equivalents acquired in acquisitions	12,557		17,465		19,488
Purchases of securities available for sale	(18,872)		(20,920)		(33,793)
Proceeds from maturities, calls and repayments of trading securities	139		99		148
Proceeds from sales of trading securities	102		132		2,113
Purchases of trading securities	0		0		(86)
Sale of other assets	628		800		567
Net cash (used in)/provided by investing activities	(10,331)		(719)		1,084
Cash Flows from Financing Activities:
Proceeds from the issuance of long-term debt	1,749		500		575
Repayment of long-term debt	(4,571)		(5,246)		(10,034)
Proceeds from the issuance of preferred stock	103		0		0
Excess tax benefit from stock-based compensation	(4,850)		0		(228)
Proceeds from the issuance of common stock	1,017		0		1,830
Repurchase of preferred stock	(4,850)		0		(228)
Purchase of outstanding warrants	(11)		0		0
Net cash provided by/(used in) financing activities	4,834		(5,118)		(3,766)
Net increase/(decrease) in cash and cash equivalents	(869)		(1,619)		360
Cash and cash equivalents at beginning of period	5,378		6,997		6,637
Cash and cash equivalents at end of period	4,509		5,378		6,997
Supplemental Disclosures:
Income taxes received/(paid) by Parent Company	68		(68)		(124)
Net income taxes received by Parent Company	1		435		106
Interest paid	1,138		1,537		2,367
Accretion of discount for preferred stock issued to the U.S. Treasury	80		25		23
Extinguishment of forward stock purchase contract	0		0		174
Gain on repurchase of Series A preferred stock	0		0		94
Parent Company [Member]
Cash Flows from Operating Activities:
Net income/(loss)	647		189		(1,564)
Adjustments to reconcile net income/(loss) to net cash used in by operating activities:
Equity in undistributed income/(loss) of subsidiaries	(745)		(185)		1,452
Depreciation, amortization, and accretion	17		15		12
Potential mortgage servicing settlement and claims expense	120		0		0
Deferred income tax expense/(benefit)	(56)		(7)		23
Stock option compensation and amortization of restricted stock compensation	44		66		77
Net (gain)/loss on extinguishment of debt	(3)		1		32
Net securities gains	(92)		(38)		(7)
Net gain on sale of assets	0		(18)		0
Contributions to retirement plans	(8)		(8)		(26)
Net (increase)/decrease in other assets	(192)		38		50
Net increase/(decrease) in other liabilities	10		123		48
Net cash provided by operating activities	(258)		176		97
Equity in undistributed income/(loss) of subsidiaries	745		185		(1,452)
Cash Flows from Investing Activities:
Proceeds from maturities, calls, and paydowns of securities available for sale	61		164		81
Net cash equivalents acquired in acquisitions	6,700		7,664		38
Purchases of securities available for sale	(2,374)		(7,737)		(5,540)
Proceeds from maturities, calls and repayments of trading securities	137		97		129
Proceeds from sales of trading securities	75		79		9
Purchases of trading securities	0		0		(87)
Net change in loans to subsidiaries	(3,185)		221		134
Capital contributions to subsidiaries	(250)		0		0
Proceeds from Sale of Other Assets	0		7		0
Other, net	0		15		2
Net cash (used in)/provided by investing activities	1,164		510		(5,234)
Cash Flows from Financing Activities:
Net increase/(decrease) in other short-term borrowings	463		5		444
Proceeds from the issuance of long-term debt	1,749		0		575
Repayment of long-term debt	(482)		(350)		(673)
Proceeds from the issuance of preferred stock	103		0		0
Excess tax benefit from stock-based compensation	(4,850)		0		(228)
Proceeds from the issuance of common stock	1,017		0		1,830
Repurchase of preferred stock	(4,850)		0		(228)
Dividends paid	(131)		(259)		(329)
Purchase of outstanding warrants	(11)		0		0
Net cash provided by/(used in) financing activities	(2,142)		(604)		1,619
Net increase/(decrease) in cash and cash equivalents	(1,236)		82		(3,518)
Cash and cash equivalents at beginning of period	2,877		2,795		6,313
Cash and cash equivalents at end of period	1,641		2,877		2,795
Supplemental Disclosures:
Income taxes (paid to)/received from subsidiaries	(2)		(338)		125
Income taxes received/(paid) by Parent Company	(66)		406		(1)
Interest paid	246		233		275
Accretion of discount for preferred stock issued to the U.S. Treasury	80		25		23
Extinguishment of forward stock purchase contract	0		0		174
Gain on repurchase of Series A preferred stock	0		0		94
Noncash capital contribution to subsidiary	$ 0		$ 997		$ 152

[1]	Includes credit-related other-than-temporary impairment losses of $6 million, $2 million, and $20 million, consisting of $7 million, $2 million, and $113 million of total unrealized losses, net of $1 million, $0, and $93 million of non-credit related unrealized losses recorded in other comprehensive income, before taxes, for the years ended December 31, 2011, 2010, and 2009, respectively.